Policyholder liabilities and unallocated surplus - Policyholder liabilities and unallocated surplus by operating segment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 122,951	$ 147,546
Hong Kong
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	60,880	79,363
Indonesia
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	3,648	4,257
Malaysia
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	8,231	8,660
Singapore
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	31,197	34,361
Growth markets and other
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	$ 18,995	$ 20,905